Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets
7.	Goodwill and Other Intangible Assets

The carrying amount of goodwill for the period ended September 30, 2013 and December 31, 2012 was approximately $77.3 million and $77.1 million, respectively. The change in goodwill for the period was due to adjustments to purchase accounting associated with the acquisition of Marathon Bank, see footnote 2, “Business Combinations.”

The following table summarizes other intangible assets as of September 30, 2013 and December 31, 2012:

	Gross Intangible Asset	Accumulated Amortization	Valuation Allowance	Net Intangible Assets
	(In thousands)
September 30, 2013
Mortgage servicing rights	$42,466	(27,804)	(81)	14,581
Core deposit premiums	14,338	(6,074)	—	8,264
Other	300	(73)	—	227

Total other intangible assets	$57,104	(33,951)	(81)	23,072

December 31, 2012
Mortgage servicing rights	$37,838	(24,107)	(1,705)	12,026
Core deposit premiums	14,338	(4,455)	—	9,883
Other	300	(50)	—	250

Total other intangible assets	$52,476	(28,612)	(1,705)	22,159

Mortgage servicing rights are accounted for using the amortization method. Under this method, the Company amortizes the loan servicing asset in proportion to, and over the period of, estimated net servicing revenues. The Company sells loans on a servicing-retained basis. Loans that were sold on this basis, amounted to $1.57 billion and $1.40 billion at September 30, 2013 and December 31, 2012 respectively, all of which relate to residential mortgage loans. At September 30, 2013 and December 31, 2012, the servicing asset, included in intangible assets, had an estimated fair value of $14.6 million and $12.0 million, respectively. Fair value was based on expected future cash flows considering a weighted average discount rate of 10.2%, a weighted average constant prepayment rate on mortgages of 8.45% and a weighted average life of 7.0 years.

Core deposit premiums are amortized using an accelerated method and having a weighted average amortization period of 10 years.

7.	Goodwill and Other Intangible Assets

The carrying amount of goodwill for the years ended December 31, 2012 and December 31, 2011 was approximately $77.1 million and $22.0 million. For the year ended December 31, 2012, goodwill reflects the acquisitions of Marathon and BFSB.

The following table summarizes other intangible assets as of December 31, 2012 and December 31, 2011:

	Gross Intangible Asset	Accumulated Amortization	Valuation Allowance	Net Intangible Assets
	(In thousands)
December 31, 2012
Mortgage Servicing Rights	$37,838	$(24,107)	$(1,705)	$12,026
Core Deposit Premiums	14,338	(4,455)	—	9,883
Other	300	(50)	—	250

Total other intangible assets	$52,476	$(28,612)	$(1,705)	$22,159

December 31, 2011
Mortgage Servicing Rights	$21,577	$(10,042)	$(729)	$10,806
Core Deposit Premiums	9,087	(2,920)	—	6,167
Other	300	(20)	—	280

Total other intangible assets	$30,964	$(12,982)	$(729)	$17,253

Mortgage servicing rights are accounted for using the amortization method. Under this method, the Company amortizes the loan servicing asset in proportion to, and over the period of, estimated net servicing revenues. During 2008, the Company began selling loans on a servicing-retained basis. Loans that were sold on this basis, amounted to $1.40 billion and $1.14 billion at December 31, 2012 and December 31, 2011 respectively, all of which relate to residential mortgage loans. At December 31, 2012 and 2011, the servicing asset, included in intangible assets, had an estimated fair value of $12.0 million and $10.8 million, respectively. Fair value was based on expected future cash flows considering a weighted average discount rate of 10% , a weighted average constant prepayment rate on mortgages of 13.5% and a weighted average life of 4.6 years.

Core deposit premiums are amortized using an accelerated method and having a weighted average amortization period of 10 years. For the year ended December 31, 2012, the Company recorded $5.2 million in core deposit premiums resulting from the acquisitions of Marathon and BFSB.

The following presents the estimated future amortization expense of other intangible assets for the next five years:

	Mortgage Servicing Rights	Core Deposit Premiums	Other
	(In thousands)
2013	$3,287	$2,114	$30
2014	2,625	1,857	30
2015	2,097	1,596	30
2016	1,676	1,321	30
2017	1,339	1,063	30